SCHEDULE OF LOANS PAYABLE (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 26, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total loans payable		$ 424,150	$ 422,150	$ 28,000
Maturity date	Apr. 18, 2024
Interest rate			5.00%
Less: Unamortized debt discount		(3,948)	$ (23,904)
Loans payable		420,202	398,246	28,000
Less: Current portion		420,202	398,246	28,000
Long-term portion
January 19, 2022 [Member]
Short-Term Debt [Line Items]
Total loans payable		12,500	12,500	12,500
Principal amount		$ 12,500	$ 12,500
Maturity date		Jan. 19, 2023	Jan. 19, 2023
Interest rate		7.00%	7.00%
March 07, 2022 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 3,000	$ 3,000	3,000
Principal amount		$ 3,000	$ 3,000
Maturity date		Mar. 07, 2023	Mar. 07, 2023
Interest rate		7.00%	7.00%
October 13, 2022 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 12,500	$ 12,500	12,500
Principal amount		$ 25,000	$ 25,000
Maturity date		Oct. 13, 2023	Oct. 13, 2023
Interest rate		7.00%	7.00%
January 31, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 100,000	$ 100,000
Principal amount		$ 100,000	$ 100,000
Maturity date		Due on demand	Due on demand
February 09, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 10,000	$ 10,000
Principal amount		$ 10,000	$ 10,000
Maturity date		Due on demand	Due on demand
March 01, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 50,000	$ 50,000
Principal amount		$ 50,000	$ 50,000
Maturity date		Due on demand	Due on demand
April 05, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 25,000	$ 25,000
Principal amount		$ 25,000	$ 25,000
Maturity date		Aug. 03, 2023	Aug. 03, 2023
Interest rate		15.00%	15.00%
May 19, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 4,000	$ 4,000
Principal amount		$ 4,000	$ 4,000
Maturity date		Due on demand	Due on demand
June 20, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 40,000	$ 40,000
Principal amount		$ 40,000	$ 40,000
Maturity date		Sep. 18, 2023	Sep. 18, 2023
Interest rate		12.00%	12.00%
July 12, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 4,150	$ 4,150
Principal amount		$ 4,150	$ 4,150
Maturity date		Due on demand	Due on demand
July 17, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 50,000	$ 50,000
Principal amount		$ 50,000	$ 50,000
Maturity date		Due on demand	Due on demand
October 06, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 10,000	$ 10,000
Principal amount		$ 10,000	$ 10,000
Maturity date		Oct. 06, 2024	Oct. 06, 2024
Interest rate		7.00%	7.00%
December 06, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 2,000	$ 1,000
Principal amount		$ 1,000	$ 1,000
Maturity date		Due on demand	Due on demand
December 26, 2023 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 100,000	$ 100,000
Principal amount		$ 100,000	$ 100,000
Maturity date		Apr. 18, 2024	Apr. 18, 2024
Interest rate			0.00%
February 9, 2024 [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 1,000
Principal amount		$ 1,000
Maturity date		Due on demand